CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts	$ 61.3	$ 22.3
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	7,000,000,000	7,000,000,000
Ordinary shares, shares issued	4,162,556,067	4,161,175,592
Ordinary shares, shares outstanding	4,162,556,067	4,161,175,592